Summary Of Significant Accounting Policies (Schedule Of Components Of Accumulated Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies [Abstract]
Interest Rate Swaps, Accumulated Other Comprehensive Income, Balance	$ (1,809,531)	$ (2,054,874)	$ (2,194,073)	$ (1,520,635)
Defined Benefit Plans, Accumulated Other Comprehensive Income, Balance	(2,140,554)	(1,978,464)	(1,672,750)	(1,364,071)
Accumulated Other Comprehensive Income, Balance	(3,950,085)	(4,033,338)	(3,866,823)	(2,884,706)
Interest Rate Swaps, Other comprehensive income	245,343	139,199	(673,438)
Defined Benefit Plans, Other comprehensive income	(162,090)	(305,714)	(308,679)
Other comprehensive income (loss)	$ 83,253	$ (166,515)	$ (982,117)